Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	114 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000169568
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moerus Worldwide Value Fund - Class N
C000169569
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moerus Worldwide Value Fund - Institutional Class
Without Sales Load [Member] | C000169568
Average Annual Return [Line Items]
Average Annual Return, Percent	32.42%	21.15%	10.86%
Without Sales Load [Member] | C000169569
Average Annual Return [Line Items]
Average Annual Return, Percent	32.74%	21.44%	11.13%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index Net
Average Annual Return, Percent	18.21%	11.97%	12.04%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index Net
Average Annual Return, Percent	18.21%	11.97%	12.04%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	26.04%	8.41%	8.48%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	26.04%	8.41%	8.48%